PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2024	2023
Property	$1,913,631	$1,958,723
Leasehold improvement	466,359	477,349
Office equipment	144,333	147,734
Vehicles	138,388	141,649
Electronic equipment	126,188	129,162
Less: accumulated depreciation	(882,559)	(798,193)
	$1,906,340	$2,056,424

Depreciation expense was $103,486 and $128,178 for the six months ended June 30, 2024 and 2023, respectively.